Concentrations and Risks	12 Months Ended
Dec. 31, 2015
Concentrations and Risks
Concentrations and Risks

3.Concentrations and Risks

(a)Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2013, 2014 and 2015 as follows:

	For the year ended December 31,
	2013	2014	2015
Total number of telecommunications service providers	13	13	14
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	91.9%	90.2%	83.0%

(b)Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2014 and 2015, substantially all of the Group’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services (mainly related to remittances from distribution channels) and advertising services. No single distribution channel or advertising customer had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2014 and one distribution channel had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2015, as follows:

	December 31,	December 31,
	2014	2015
Distribution channel A	Below 10%	35.9%
Allowance for doubtful accounts	Not applicable	Not applicable

Short-term investments consist of the held-to-maturity investment of fixed-rate corporate bonds of well-known Chinese companies and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets,  both have a maturity date within one year as of the purchase date. The held-to-maturity investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of the held-to-maturity investments and other short-term investments range from 2.60% to 5.30% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)Major Customers

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2013, 2014 and 2015.

(d)Online Games

The Group derived a combined total of 90.9%, 91.4% and 91.1% of its total net game revenues for the years ended December 31, 2013, 2014  and 2015, respectively, from several of the Group’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey II (a comprehensive upgrade from Fantasy Westward Journey),  New Westward Journey Online II  (a comprehensive upgrade from Westward Journey Online II),  new Ghost (a  new version of Ghost II), Revelation, Tianxia III and Heroes of Tang Dynasty Zero (a comprehensive upgrade from Heroes of Tang Dynasty II), and mobile games including the Fantasy Westward Journey mobile game, the Westward Journey Online mobile game and Battle to the West, as well as World of Warcraft®, Hearthstone®: Heroes of Warcraft™ and Diablo III®, games developed by and licensed from Blizzard.

Additionally, nil, 8.0% and 45.7% of the Group’s total net game revenues were generated from mobile games for the years ended December 31, 2013, 2014  and 2015, respectively.

(e)Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry.  In January 2015, the Ministry of Commerce published a discussion draft of the proposed Foreign Investment Law. Among other things, the draft Foreign Investment Law expands the definition of foreign investment and introduces the principle of ‘‘actual control’’ in determining whether a company is considered a foreign-invested enterprise. If the actual controlling person(s) is/are of foreign nationalities, then the variable interest entities will be treated as foreign-invested enterprises and any operation in the industry category on the ‘‘negative list’’ without market entry clearance may be considered as illegal. It is uncertain whether the Company would be considered as ultimately controlled by Chinese parties under the draft Foreign Investment Law. Moreover, the draft Foreign Investment Law has not taken a position on what actions will be taken with respect to the existing companies with a VIE structure. Further, it is uncertain when or if the draft Foreign Investment Law will be passed and if it is, when it will become effective. In addition, it is uncertain whether the industries of online games, portal and other virtual products, in which the Company’s VIEs operate, will be subject to the foreign investment restrictions or prohibitions set forth in the ‘‘negative list’’ that is to be issued. If the enacted version of the Foreign Investment Law and the final ‘‘negative list’’ mandate further actions, such as market entry clearance or certain restructuring of the Group’s corporate structure and operations, to be completed by companies with existing VIE structures, there may be substantial uncertainties as to whether the Group can complete these actions in a timely manner, or at all, and the Group’s business and financial condition may be materially and adversely affected.

Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in China.